LEASES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 8,273	$ 10,822
Business combinations	16,736
Depreciation and amortization on right-of-use assets	(9,226)	(6,334)
Additions	2,896	4,017
Lease modifications	74	(7)
Disposals	(257)	(189)
Exchange rate differences	75	(50)
Balance	18,273	8,273
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Balance	5,424	5,925
Business combinations	6,103
Depreciation and amortization on right-of-use assets	(4,533)	(4,022)
Additions	1,113	3,571
Lease modifications	(74)	0
Disposals	(205)	0
Exchange rate differences	(75)	(50)
Balance	7,753	5,424
Data center
Disclosure of quantitative information about right-of-use assets [line items]
Balance	2,849	4,897
Business combinations	10,633
Depreciation and amortization on right-of-use assets	(4,693)	(2,312)
Additions	1,783	446
Lease modifications	0	7
Disposals	(52)	(189)
Exchange rate differences	0	0
Balance	$ 10,520	$ 2,849